Eaton Vance
Oregon Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.1%
Security	Principal Amount (000's omitted)	Value
Education — 8.3%
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	$500	$ 500,249
Oregon State University:
4.00%, 4/1/44	1,985	1,833,351
5.00%, 4/1/45	2,670	2,805,476
University of Oregon:
5.00%, 4/1/48	5,320	5,385,811
5.00%, 4/1/50	2,500	2,554,939
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	883,492
4.00%, 12/1/41	3,005	2,788,523
4.00%, 12/1/51	1,275	1,104,780
		$ 17,856,621
Electric Utilities — 1.2%
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	$1,040	$ 1,053,913
5.00%, 8/1/49	1,375	1,406,860
		$ 2,460,773
General Obligations — 44.7%
Beaverton School District No. 48J, OR:
5.00%, 6/15/48	$2,500	$ 2,581,422
5.00%, 6/15/52	1,770	1,802,614
Bend, OR:
5.00%, 6/1/37	930	1,029,250
5.00%, 6/1/43	1,580	1,664,990
5.00%, 6/1/50	1,425	1,474,904
Benton County, OR, 5.00%, 6/1/48	970	998,911
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,150,509
Cannon Beach, OR, 5.00%, 6/1/49	475	485,874
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,812,876
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	415,760
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,270,314
5.00%, 6/15/40	1,585	1,614,429
Clackamas County School District No. 7J Lake Oswego, OR:
5.00%, 6/1/30	125	136,609
5.00%, 6/1/31	250	276,323
5.00%, 6/1/35	250	282,189
5.00%, 6/1/36	595	662,595
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Creswell School District No. 40, OR, Lane County:
0.00%, 6/15/38	$1,000	$ 543,491
0.00%, 6/15/43	1,000	400,903
David Douglas School District No. 40, OR, Multnomah County, 5.50%, 6/15/53	1,125	1,193,841
Deschutes Public Library District, OR, 3.00%, 6/1/40	1,500	1,222,542
Forest Grove School District No. 15, OR, Washington County:
0.00%, 6/15/26	1,865	1,802,373
5.00%, 6/15/41(1)	375	397,095
5.00%, 6/15/42(1)	1,000	1,048,851
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,560	1,010,026
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/37	1,605	1,643,002
Lake Oswego, OR:
5.00%, 6/1/46	1,190	1,242,579
5.00%, 6/1/49	2,365	2,454,317
Marion County School District No. 1 Gervais, OR:
5.25%, 6/15/44	3,515	3,738,365
5.25%, 6/15/49	1,925	2,026,045
Metro, OR, 5.00%, 6/1/41	3,255	3,492,854
Molalla River School District No. 35, OR, Clackamas County:
5.00%, 6/15/40	290	310,756
5.00%, 6/15/41	330	350,911
5.00%, 6/15/43	1,155	1,212,912
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow, OR, 5.00%, 6/15/37	1,340	1,361,211
North Clackamas School District No. 12, OR, Clackamas County, 5.00%, 6/15/39	1,620	1,658,520
Oregon:
5.00%, 5/15/32	750	814,628
5.00%, 8/1/42	1,615	1,642,950
5.00%, 5/1/44	6,995	7,130,313
5.25%, 5/1/44	1,775	1,903,917
Oregon City School District No. 62:
5.00%, 6/15/40	625	673,761
5.00%, 6/15/41	925	988,863
5.00%, 6/15/46	1,880	1,947,525
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/49	6,500	6,546,070
Oregon Coast Community College District:
5.00%, (0.00% until 6/15/25), 6/15/38	500	536,814
5.00%, (0.00% until 6/15/25), 6/15/39	550	586,214
5.00%, (0.00% until 6/15/25), 6/15/40	400	423,253
5.00%, (0.00% until 6/15/25), 6/15/42	425	442,998

Eaton Vance
Oregon Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Oregon Coast Community College District: (continued)
5.00%, (0.00% until 6/15/25), 6/15/43	$500	$ 518,489
5.00%, (0.00% until 6/15/25), 6/15/44	725	748,178
Oregon Elderly and Disabled Housing, 5.65%, 8/1/26	240	240,458
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	899,664
0.00%, 6/15/30	700	580,903
Portland, OR, 5.00%, 4/1/41	1,220	1,290,406
Portland, OR, (Transportation Project), 2.00%, 10/1/36	1,265	967,654
Puerto Rico:
5.625%, 7/1/29	500	524,128
5.75%, 7/1/31	750	802,978
Redmond Area Park and Recreation District, OR, 5.00%, 6/15/43	1,160	1,208,502
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,967,328
Redmond, OR:
5.00%, 6/1/28	605	605,489
5.00%, 6/1/38	1,000	1,030,255
5.00%, 6/1/42	125	129,989
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	872,596
0.00%, 6/15/30	1,215	1,019,314
Sandy, OR:
4.50%, 4/1/44	425	420,390
4.75%, 4/1/48	1,000	1,002,970
4.75%, 4/1/50	1,745	1,742,395
St. Helens School District No. 502, OR, 5.00%, 6/15/45	4,950	5,063,417
Tillamook County, OR:
5.00%, 6/15/38	1,125	1,227,218
5.00%, 6/15/39	850	923,585
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/44	3,000	1,141,654
0.00%, 6/15/51	5,000	1,250,058
Winston-Dillard School District No. 116, OR, 0.00%, 6/15/36	475	288,504
		$ 95,873,991
Hospital — 10.3%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	$3,395	$ 3,440,687
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	4,515	4,494,055
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	$1,500	$ 1,506,226
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/35	300	309,580
5.00%, 10/1/40	1,750	1,759,945
Oregon Health and Science University:
Green Bonds, 4.00%, 7/1/40	1,520	1,470,654
Green Bonds, 4.00%, 7/1/41	2,605	2,503,579
Green Bonds, 4.00%, 7/1/44	2,100	1,935,808
Oregon State Facilities Authority, (Legacy Health), 5.00%, 6/1/46	1,625	1,593,928
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	2,997,480
		$ 22,011,942
Housing — 3.1%
Oregon Housing and Community Services Department:
4.60%, 7/1/43	$1,950	$ 1,901,204
4.75%, 1/1/49	975	953,947
(AMT), 3.45%, 1/1/33	910	848,986
(AMT), 5.15%, 7/1/42	870	881,069
Oregon Housing and Community Services Department, (Redmond Landing Apartment), (FNMA), 4.33%, 11/1/43	2,175	2,039,028
		$ 6,624,234
Industrial Development Revenue — 1.4%
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	$3,000	$ 3,019,805
		$ 3,019,805
Insured - Electric Utilities — 1.5%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,044,143
(NPFG), 5.25%, 7/1/34	2,120	2,061,774
		$ 3,105,917
Insured - General Obligations — 2.8%
Hermiston, OR, (AGM), 4.00%, 12/1/44	$470	$ 430,872
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	3,310	3,602,552
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	904,676
(AGC), 0.00%, 6/1/29	1,225	1,067,085
		$ 6,005,185

Eaton Vance
Oregon Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.0%
Portland Housing Authority, OR, (Pearl Court LP), 4.625%, 1/1/27	$545	$ 564,581
Portland Housing Authority, OR, (Yards Union Station Project), 4.85%, 5/1/29	1,680	1,681,289
		$ 2,245,870
Senior Living/Life Care — 2.2%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 91,647
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	3,000	2,718,597
5.00%, 12/1/36	750	737,927
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	663,592
5.00%, 5/15/33	540	548,385
		$ 4,760,148
Special Tax Revenue — 3.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 195,945
Oregon Department of Transportation, (Highway User Tax), 5.00%, 11/15/40	4,630	4,846,686
Oregon State Lottery, 5.25%, 4/1/44	1,000	1,072,116
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,100	1,973,067
		$ 8,087,814
Transportation — 3.8%
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/34	$1,525	$ 1,578,991
(AMT), 5.00%, 7/1/36	1,165	1,170,145
(AMT), 5.00%, 7/1/44	915	900,571
Green Bonds, (AMT), 5.25%, 7/1/41	2,325	2,411,386
Green Bonds, (AMT), 5.25%, 7/1/43	2,000	2,056,110
		$ 8,117,203
Water and Sewer — 11.0%
Beaverton, OR, Water Revenue, 5.00%, 4/1/38	$350	$ 367,026
Medford Water Commission, OR:
5.00%, 7/15/49	3,025	3,135,768
5.00%, 7/15/54	2,550	2,630,489
Portland, OR, Sewer System Revenue:
5.00%, 5/1/38	2,350	2,565,079
5.00%, 5/1/39	550	595,851
5.00%, 10/1/43	1,125	1,185,356
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Portland, OR, Sewer System Revenue: (continued)
5.00%, 10/1/44	$1,450	$ 1,519,895
5.00%, 12/1/47	3,500	3,591,897
5.00%, 10/1/54	1,625	1,658,797
Portland, OR, Water System Revenue, 5.00%, 5/1/44	1,000	1,018,379
Rockwood Water People's Utility District, OR:
4.00%, 6/15/47	250	221,144
5.00%, 6/15/40	240	253,465
5.00%, 6/15/41	255	267,607
5.00%, 6/15/42	335	349,037
5.00%, 6/15/43	295	306,120
Tualatin Valley Water District, OR:
5.00%, 6/1/47	1,595	1,639,632
5.00%, 6/1/48	995	1,019,549
5.00%, 6/1/53	1,230	1,251,047
		$ 23,576,138
Total Tax-Exempt Municipal Obligations (identified cost $207,005,427)		$203,745,641

Taxable Municipal Obligations — 3.6%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.6%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(2)	$300	$ 288,586
Green Bonds, 2.37%, 11/1/27(2)	1,350	1,271,050
Morrow, OR, (Bonneville Corp.):
2.543%, 9/1/40	1,550	1,141,946
2.987%, 9/1/36	1,000	837,646
		$ 3,539,228
General Obligations — 1.0%
Portland, OR, (Veterans Memorial Coliseum), 4.34%, 6/1/29	$2,065	$ 2,079,960
		$ 2,079,960
Insured - Housing — 0.6%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.659%, 7/1/26	$175	$ 168,797
(AGM), 2.255%, 7/1/28	175	161,339

Eaton Vance
Oregon Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Housing (continued)
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University): (continued)
(AGM), 2.579%, 7/1/30	$250	$ 220,994
(AGM), 3.508%, 7/1/41	1,000	763,860
		$ 1,314,990
Insured - Special Tax Revenue — 0.4%
Hillsboro Economic Development Council, OR, (AGM), 5.941%, 6/1/43	$910	$ 913,453
		$ 913,453
Total Taxable Municipal Obligations (identified cost $8,207,841)		$ 7,847,631
Total Investments — 98.7% (identified cost $215,213,268)		$211,593,272
Other Assets, Less Liabilities — 1.3%		$ 2,717,034
Net Assets — 100.0%		$214,310,306
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2025, the aggregate value of these securities is $1,755,581 or 0.8% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2025, 5.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 3.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FNMA	– Federal National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at May 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Oregon Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

At May 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$203,745,641	$ —	$203,745,641
Taxable Municipal Obligations	—	7,847,631	—	7,847,631
Total Investments	$ —	$211,593,272	$ —	$211,593,272
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.